SIDLEY AUSTIN llp 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BRUSSELS CHICAGO DALLAS FRANKFURT	GENEVA HONG KONG LONDON LOS ANGELES NEW YORK	SAN FRANCISCO SHANGHAI SINGAPORE TOKYO WASHINGTON, DC

FOUNDED 1866
December 8, 2008
VIA ELECTRONIC FILING
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Williams Capital Management Trust
Post-Effective Amendment No. 7 to
Registration Statement on Form N-1A
(File Nos. 333-98485 and 811-21186)
Ladies and Gentlemen:
          On behalf of Williams Capital Management Trust (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains prospectuses for shares of two series of the Trust: Williams Capital Government Money Market Fund and Williams Capital Liquid Assets Fund.
          In June 2008, the then existing series of the Trust called “Williams Capital Liquid Assets Fund” (“Old Liquid Assets”) changed its name to “Williams Capital Government Money Market Fund” and altered its investment policies to reflect the new name. The series entitled “Williams Capital Liquid Assets Fund” (“New Liquid Assets”) in the Registration Statement, consequently, is a new series of the Trust requiring the Registration Statement to be filed pursuant to Rule 485(a) under the Securities Act.
          In Investment Company Act Release No. 13768 (February 15, 1991) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.
Sidley Austin llp is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships

          In this regard, the disclosure information in the Registration Statement concerning New Liquid Assets is substantially identical to the disclosure information in Post-Effective No. 6 to the Trust’s Registration Statement filed on February 28, 2008 concerning Old Liquid Assets.
          We would appreciate any comments the Commission staff may have on the Registration Statement as soon as possible. Please direct any communications relating to the filing to the undersigned at (212) 839-5540.
Very truly yours,
Frank P. Bruno
Enclosures

2